LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–3.01%
†Axon Enterprise, Inc.	33,000	$13,186,800
BWX Technologies, Inc.	16,100	1,750,070
HEICO Corp.	40,900	10,694,532
Howmet Aerospace, Inc.	67,000	6,716,750
L3Harris Technologies, Inc.	10,500	2,497,635
†Loar Holdings, Inc.	35,500	2,647,945
		37,493,732
Banks–1.52%
†NU Holdings Ltd. Class A	1,388,600	18,954,390
		18,954,390
Beverages–0.70%
Brown-Forman Corp. Class B	86,955	4,278,186
†Celsius Holdings, Inc.	82,291	2,580,646
Constellation Brands, Inc. Class A	7,100	1,829,599
		8,688,431
Biotechnology–4.21%
†Alkermes PLC	39,500	1,105,605
†Alnylam Pharmaceuticals, Inc.	46,645	12,828,774
†Argenx SE ADR	7,137	3,868,825
†Ascendis Pharma AS ADR	9,336	1,393,958
†Avidity Biosciences, Inc.	27,900	1,281,447
†BeiGene Ltd. ADR	6,500	1,459,315
†BioNTech SE ADR	8,700	1,033,299
†Blueprint Medicines Corp.	10,800	999,000
†Exact Sciences Corp.	30,954	2,108,587
†Insmed, Inc.	20,300	1,481,900
†Krystal Biotech, Inc.	6,100	1,110,383
†Legend Biotech Corp. ADR	30,600	1,491,138
†Madrigal Pharmaceuticals, Inc.	4,900	1,039,878
†Natera, Inc.	49,400	6,271,330
†Neurocrine Biosciences, Inc.	50,617	5,832,091
†REVOLUTION Medicines, Inc.	26,100	1,183,635
†Sarepta Therapeutics, Inc.	37,300	4,658,397
†United Therapeutics Corp.	3,700	1,325,895
†Vaxcyte, Inc.	18,000	2,056,860
		52,530,317
Broadline Retail–1.27%
†Coupang, Inc.	560,100	13,750,455
†Ollie's Bargain Outlet Holdings, Inc.	21,400	2,080,080
		15,830,535
Building Products–1.09%
Advanced Drainage Systems, Inc.	19,900	3,127,484
Carlisle Cos., Inc.	3,800	1,709,050
Lennox International, Inc.	11,700	7,070,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Trex Co., Inc.	26,100	$1,737,738
		13,644,465
Capital Markets–6.58%
Ameriprise Financial, Inc.	42,650	20,037,396
ARES Management Corp. Class A	81,700	12,732,128
Blue Owl Capital, Inc.	166,800	3,229,248
Cboe Global Markets, Inc.	8,067	1,652,686
†Coinbase Global, Inc. Class A	63,450	11,304,887
FactSet Research Systems, Inc.	2,825	1,299,076
LPL Financial Holdings, Inc.	33,700	7,839,631
Morningstar, Inc.	8,000	2,552,960
MSCI, Inc.	15,900	9,268,587
†Robinhood Markets, Inc. Class A	85,500	2,002,410
StepStone Group, Inc. Class A	58,950	3,350,129
TPG, Inc.	36,100	2,077,916
Tradeweb Markets, Inc. Class A	37,417	4,627,360
		81,974,414
Chemicals–0.13%
RPM International, Inc.	13,800	1,669,800
		1,669,800
Commercial Services & Supplies–1.30%
†Clean Harbors, Inc.	18,900	4,568,319
†Copart, Inc.	35,892	1,880,741
RB Global, Inc.	36,200	2,913,738
Republic Services, Inc.	10,155	2,039,530
Rollins, Inc.	37,330	1,888,152
Waste Connections, Inc.	16,193	2,895,632
		16,186,112
Communications Equipment–0.11%
†Ciena Corp.	21,600	1,330,344
		1,330,344
Construction & Engineering–1.31%
†API Group Corp.	46,200	1,525,524
Comfort Systems USA, Inc.	18,300	7,143,405
Quanta Services, Inc.	19,600	5,843,740
†WillScot Holdings Corp.	49,300	1,853,680
		16,366,349
Construction Materials–0.52%
Vulcan Materials Co.	26,018	6,515,688
		6,515,688
Consumer Staples Distribution & Retail–1.22%
†BJ's Wholesale Club Holdings, Inc.	32,200	2,655,856
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	13,200	$4,959,372
†Performance Food Group Co.	41,500	3,252,355
†U.S. Foods Holding Corp.	71,000	4,366,500
		15,234,083
Containers & Packaging–0.21%
Avery Dennison Corp.	12,100	2,671,196
		2,671,196
Distributors–0.34%
Pool Corp.	11,400	4,295,520
		4,295,520
Diversified Consumer Services–0.62%
†Bright Horizons Family Solutions, Inc.	14,800	2,073,924
†Duolingo, Inc.	13,000	3,666,260
Service Corp. International	25,200	1,989,036
		7,729,220
Diversified Telecommunication Services–0.00%
†=πSocure, Inc.	14,128	58,772
		58,772
Electrical Equipment–1.95%
AMETEK, Inc.	17,925	3,077,902
†GE Vernova, Inc.	7,200	1,835,856
Hubbell, Inc.	6,500	2,784,275
nVent Electric PLC	14,300	1,004,718
Rockwell Automation, Inc.	4,150	1,114,109
Vertiv Holdings Co. Class A	145,800	14,505,642
		24,322,502
Electronic Equipment, Instruments & Components–1.08%
CDW Corp.	32,800	7,422,640
†Celestica, Inc.	30,400	1,554,048
†Keysight Technologies, Inc.	8,062	1,281,294
TE Connectivity PLC	10,100	1,524,999
†Zebra Technologies Corp. Class A	4,700	1,740,504
		13,523,485
Energy Equipment & Services–0.18%
Halliburton Co.	35,450	1,029,822
Noble Corp. PLC	32,200	1,163,708
		2,193,530
Entertainment–0.89%
†ROBLOX Corp. Class A	157,700	6,979,802
†Spotify Technology SA	7,500	2,763,975
†Take-Two Interactive Software, Inc.	8,700	1,337,277
		11,081,054
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.08%
†Block, Inc.	99,850	$6,702,930
Corebridge Financial, Inc.	83,300	2,429,028
†Corpay, Inc.	24,100	7,537,516
†Mr. Cooper Group, Inc.	15,700	1,447,226
†Shift4 Payments, Inc. Class A	15,000	1,329,000
†Toast, Inc. Class A	158,700	4,492,797
†WEX, Inc.	9,600	2,013,408
		25,951,905
Food Products–0.18%
†Freshpet, Inc.	16,400	2,243,028
		2,243,028
Ground Transportation–2.19%
Norfolk Southern Corp.	6,500	1,615,250
Old Dominion Freight Line, Inc.	90,800	18,036,512
†Saia, Inc.	10,100	4,416,326
†XPO, Inc.	29,800	3,203,798
		27,271,886
Health Care Equipment & Supplies–4.16%
Alcon, Inc.	13,000	1,300,910
†Dexcom, Inc.	152,800	10,243,712
†Globus Medical, Inc. Class A	23,300	1,666,882
†IDEXX Laboratories, Inc.	31,000	15,661,820
†Inspire Medical Systems, Inc.	9,200	1,941,660
†Insulet Corp.	24,313	5,658,851
†Lantheus Holdings, Inc.	24,600	2,699,850
†Masimo Corp.	10,600	1,413,298
†Penumbra, Inc.	15,500	3,011,805
ResMed, Inc.	22,100	5,395,052
STERIS PLC	6,750	1,637,145
†TransMedics Group, Inc.	7,800	1,224,600
		51,855,585
Health Care Providers & Services–3.93%
Cardinal Health, Inc.	68,600	7,581,672
Cencora, Inc.	91,900	20,684,852
Chemed Corp.	5,200	3,125,044
Encompass Health Corp.	45,500	4,397,120
†Molina Healthcare, Inc.	15,500	5,340,680
Quest Diagnostics, Inc.	7,600	1,179,900
†Tenet Healthcare Corp.	40,400	6,714,480
		49,023,748
Health Care Technology–0.78%
†Veeva Systems, Inc. Class A	46,603	9,780,572
		9,780,572
Hotels, Restaurants & Leisure–5.93%
†Cava Group, Inc.	34,900	4,322,365
Churchill Downs, Inc.	35,900	4,854,039
Darden Restaurants, Inc.	24,836	4,076,333
Domino's Pizza, Inc.	5,900	2,537,826
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	11,225	$1,602,144
†DraftKings, Inc. Class A	208,062	8,156,030
Hilton Worldwide Holdings, Inc.	61,100	14,083,550
Hyatt Hotels Corp. Class A	9,500	1,445,900
†Light & Wonder, Inc.	35,200	3,193,696
†Planet Fitness, Inc. Class A	18,800	1,526,936
Royal Caribbean Cruises Ltd.	64,200	11,386,512
†Viking Holdings Ltd.	73,167	2,552,797
Wingstop, Inc.	17,100	7,114,968
Yum! Brands, Inc.	50,200	7,013,442
		73,866,538
Household Durables–0.46%
†NVR, Inc.	462	4,533,052
†TopBuild Corp.	2,900	1,179,749
		5,712,801
Independent Power and Renewable Electricity Producers–1.73%
Vistra Corp.	181,600	21,526,864
		21,526,864
Industrial REITs–0.33%
Lineage, Inc.	22,431	1,758,142
Rexford Industrial Realty, Inc.	22,300	1,121,913
Terreno Realty Corp.	18,800	1,256,404
		4,136,459
Insurance–2.40%
Allstate Corp.	28,900	5,480,885
†Arch Capital Group Ltd.	50,300	5,627,564
Arthur J Gallagher & Co.	8,881	2,498,847
Brown & Brown, Inc.	61,700	6,392,120
Hartford Financial Services Group, Inc.	15,900	1,869,999
Kinsale Capital Group, Inc.	10,200	4,748,814
Ryan Specialty Holdings, Inc.	49,000	3,253,110
		29,871,339
Interactive Media & Services–0.89%
†Pinterest, Inc. Class A	282,900	9,157,473
†Reddit, Inc. Class A	29,026	1,913,394
		11,070,867
IT Services–4.06%
†Cloudflare, Inc. Class A	140,100	11,332,689
†Gartner, Inc.	32,300	16,368,348
†Globant SA	6,300	1,248,282
†GoDaddy, Inc. Class A	85,500	13,404,690
†MongoDB, Inc.	30,500	8,245,675
		50,599,684
Life Sciences Tools & Services–1.68%
Agilent Technologies, Inc.	9,400	1,395,712
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Bio-Rad Laboratories, Inc. Class A	4,100	$1,371,778
Bio-Techne Corp.	24,800	1,982,264
Bruker Corp.	27,200	1,878,432
†ICON PLC	9,200	2,643,252
†IQVIA Holdings, Inc.	11,420	2,706,198
†Medpace Holdings, Inc.	10,250	3,421,450
†Mettler-Toledo International, Inc.	1,300	1,949,610
†Repligen Corp.	13,227	1,968,442
West Pharmaceutical Services, Inc.	5,620	1,686,899
		21,004,037
Machinery–0.72%
Esab Corp.	39,117	4,158,528
†RBC Bearings, Inc.	5,400	1,616,652
Toro Co.	15,700	1,361,661
Westinghouse Air Brake Technologies Corp.	10,400	1,890,408
		9,027,249
Media–2.01%
Omnicom Group, Inc.	41,100	4,249,329
†Trade Desk, Inc. Class A	189,936	20,826,482
		25,075,811
Metals & Mining–0.13%
Steel Dynamics, Inc.	12,700	1,601,216
		1,601,216
Oil, Gas & Consumable Fuels–3.58%
Cheniere Energy, Inc.	52,700	9,477,568
Chesapeake Energy Corp.	18,200	1,496,950
Coterra Energy, Inc.	46,400	1,111,280
Diamondback Energy, Inc.	17,700	3,051,480
Magnolia Oil & Gas Corp. Class A	66,100	1,614,162
Matador Resources Co.	24,200	1,195,964
Permian Resources Corp.	244,200	3,323,562
Targa Resources Corp.	107,800	15,955,478
Viper Energy, Inc.	163,838	7,390,732
		44,617,176
Paper & Forest Products–0.19%
Louisiana-Pacific Corp.	21,700	2,331,882
		2,331,882
Personal Care Products–0.30%
†elf Beauty, Inc.	34,250	3,734,277
		3,734,277
Professional Services–4.45%
Booz Allen Hamilton Holding Corp.	58,920	9,589,819
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Broadridge Financial Solutions, Inc.	35,413	$7,614,858
Equifax, Inc.	11,800	3,467,548
†FTI Consulting, Inc.	8,300	1,888,748
KBR, Inc.	39,200	2,553,096
Paychex, Inc.	51,700	6,937,623
†Paylocity Holding Corp.	22,800	3,761,316
Verisk Analytics, Inc.	67,496	18,086,228
†Verra Mobility Corp.	56,100	1,560,141
		55,459,377
Real Estate Management & Development–0.26%
†CoStar Group, Inc.	26,800	2,021,792
FirstService Corp.	6,600	1,204,236
		3,226,028
Residential REITs–0.13%
Equity LifeStyle Properties, Inc.	22,200	1,583,748
		1,583,748
Retail REITs–0.49%
Simon Property Group, Inc.	36,000	6,084,720
		6,084,720
Semiconductors & Semiconductor Equipment–4.01%
†Enphase Energy, Inc.	34,700	3,921,794
Entegris, Inc.	69,599	7,831,975
†First Solar, Inc.	6,700	1,671,248
†Lattice Semiconductor Corp.	54,200	2,876,394
Microchip Technology, Inc.	23,964	1,924,070
MKS Instruments, Inc.	8,000	869,680
Monolithic Power Systems, Inc.	19,800	18,305,100
†ON Semiconductor Corp.	19,100	1,386,851
†Onto Innovation, Inc.	16,500	3,424,740
Teradyne, Inc.	57,800	7,741,154
		49,953,006
Software–14.22%
†Appfolio, Inc. Class A	11,400	2,683,560
†AppLovin Corp. Class A	134,400	17,545,920
Bentley Systems, Inc. Class B	56,850	2,888,549
†Braze, Inc. Class A	30,800	996,072
†=πCanva, Inc.	607	674,316
†Confluent, Inc. Class A	47,503	968,111
†CyberArk Software Ltd.	10,600	3,091,066
†=πDatabricks, Inc.	29,136	2,545,612
†Datadog, Inc. Class A	143,018	16,455,651
†Descartes Systems Group, Inc.	29,700	3,057,912
†DocuSign, Inc.	80,700	5,010,663
†Dynatrace, Inc.	93,088	4,977,415
†Elastic NV	30,500	2,341,180
†Fair Isaac Corp.	8,590	16,694,837
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fortinet, Inc.	19,200	$1,488,960
†Guidewire Software, Inc.	19,200	3,512,448
†HubSpot, Inc.	23,059	12,258,164
†Manhattan Associates, Inc.	33,900	9,538,782
†Monday.com Ltd.	10,700	2,972,139
†Nutanix, Inc. Class A	69,500	4,117,875
†Palantir Technologies, Inc. Class A	831,100	30,916,920
†Procore Technologies, Inc.	24,074	1,485,847
†PTC, Inc.	29,851	5,392,882
†Samsara, Inc. Class A	114,800	5,524,176
†=πSNYK Ltd.	62,548	606,716
†=πTanium, Inc. Class B	26,961	141,815
†Tyler Technologies, Inc.	14,700	8,580,684
†Workiva, Inc.	14,100	1,115,592
†Zeta Global Holdings Corp. Class A	42,400	1,264,792
†Zscaler, Inc.	48,800	8,341,872
		177,190,528
Specialized REITs–1.43%
CubeSmart	37,100	1,997,093
Iron Mountain, Inc.	84,500	10,041,135
Lamar Advertising Co. Class A	43,406	5,799,042
		17,837,270
Specialty Retail–4.61%
†AutoZone, Inc.	618	1,946,725
Bath & Body Works, Inc.	32,800	1,046,976
†Burlington Stores, Inc.	40,100	10,565,548
†Carvana Co.	24,000	4,178,640
Dick's Sporting Goods, Inc.	5,800	1,210,460
†Floor & Decor Holdings, Inc. Class A	15,700	1,949,469
†Restoration Hardware, Inc.	4,200	1,404,606
Ross Stores, Inc.	93,000	13,997,430
Tractor Supply Co.	46,900	13,644,617
†Ulta Beauty, Inc.	14,553	5,662,863
Williams-Sonoma, Inc.	11,600	1,797,072
		57,404,406
Technology Hardware, Storage & Peripherals–0.84%
†Pure Storage, Inc. Class A	105,200	5,285,248
†Super Micro Computer, Inc.	12,400	5,163,360
		10,448,608
Textiles, Apparel & Luxury Goods–0.81%
†Deckers Outdoor Corp.	16,200	2,583,090
†On Holding AG Class A	109,200	5,476,380
†Skechers USA, Inc. Class A	30,800	2,061,136
		10,120,606
Trading Companies & Distributors–1.75%
Fastenal Co.	156,400	11,170,088
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc.	9,500	$1,886,415
FTAI Aviation Ltd.	10,400	1,382,160
†SiteOne Landscape Supply, Inc.	8,500	1,282,735
United Rentals, Inc.	5,050	4,089,136
Watsco, Inc.	3,950	1,942,926
		21,753,460
Total Common Stock (Cost $858,119,753)		1,233,658,620
CONVERTIBLE PREFERRED STOCKS–0.90%
†=πCanva, Inc. Series A	36	39,992
†=πCanva, Inc. Series A-3	1	1,111
†=πCaris Life Sciences, Inc. Series D	107,248	390,383
†=πDatabricks, Inc. Series F	61,884	5,406,805
†=πDatabricks, Inc. Series G	6,699	585,292
†=πDatabricks, Inc. Series H	16,050	1,402,288
†=πDataRobot, Inc. Series G	43,773	182,971
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
†=πRappi, Inc. Series E	27,648	$628,163
†=πSNYK Ltd. Series F	104,823	1,016,783
†=πSocure, Inc. Series A	17,170	71,427
†=πSocure, Inc. Series A-1	14,092	58,623
†=πSocure, Inc. Series B	255	1,061
†=πSocure, Inc. Series E	32,664	135,882
†=πTanium, Inc. Series G	234,645	1,234,233
Total Convertible Preferred Stocks (Cost $9,934,202)		11,155,014

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,781,121	2,781,121
Total Money Market Fund (Cost $2,781,121)		2,781,121

TOTAL INVESTMENTS–100.09% (Cost $870,835,076)	1,247,594,755
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(1,100,844)
NET ASSETS APPLICABLE TO 42,232,032 SHARES OUTSTANDING–100.00%	$1,246,493,911

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $15,182,245, which represented 1.22% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$674,316
Canva, Inc. Series A	11/4/2021	61,371	39,992
Canva, Inc. Series A-3	11/4/2021	1,705	1,111
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	390,383
Databricks, Inc.	7/24/2020	466,419	2,545,612
Databricks, Inc. Series F	10/22/2019	885,940	5,406,805
Databricks, Inc. Series G	2/1/2021	396,063	585,292
Databricks, Inc. Series H	9/1/2021	1,179,420	1,402,288
DataRobot, Inc. Series G	6/11/2021	1,197,647	182,971
Rappi, Inc. Series E	9/8/2020	1,651,858	628,163
SNYK Ltd.	9/3/2021	897,220	606,716
SNYK Ltd. Series F	9/3/2021	1,495,342	1,016,783
Socure, Inc.	12/22/2021	227,017	58,772
Socure, Inc. Series A	12/22/2021	275,898	71,427
Socure, Inc. Series A-1	12/22/2021	226,439	58,623
Socure, Inc. Series B	12/22/2021	4,097	1,061
Socure, Inc. Series E	10/27/2021	524,865	135,882
Tanium, Inc. Class B	9/24/2020	307,226	141,815
Tanium, Inc. Series G	8/16/2015	1,164,848	1,234,233
Total		$12,866,741	$15,182,245

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6